Trade and Other Receivables (Details) - AUD ($)	Jun. 30, 2020	Jun. 30, 2019
Trade and other current receivables [abstract]
Accrued interest income	$ 12,584	$ 2,129
R&D tax incentive receivable		4,825,270
Goods and services tax receivable	48,737	2,098
Total Trade and Other Receivables	$ 61,321	$ 4,829,497